Segment information	6 Months Ended
Jun. 30, 2022
Operating Segments [Abstract]
Segment information	Segment informationThe Company reports segment information based on internal reports used by the chief operating decision maker (“CODM”) to make operating and resource allocation decisions and to assess performance. The CODM is the Chief Executive Officer. The CODM makes decisions and assesses performance of the Company on a consolidated basis such that the Company is a single reportable operating segment.
The following tables present details on revenues derived in the following geographical locations for the three and six months ended June 30, 2022 and 2021.

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$	$	$	$
North America	26,437	18,917	50,292	34,139
Rest of World	8,499	6,714	16,699	13,234
	34,936	25,631	66,991	47,373